Management Compensation Plans (Schedule of Summary of Changes in Stock Options Outstanding) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
As of beginning of period, Number of options	4.6
Granted, number of options	0.1
Exercised, number of options	(3.8)
Forfeited, number of options	(0.1)
Expired, number of options	0
As of end of period, Number of options	0.8	4.6
Options exercisable at end of year, number of options	0.7
As of beginning of period, weighted-average exercise price	$ 18.94
Granted, weighted-average exercise price	$ 40.25
Exercised, weighted-average exercise price	$ 16.57
Forfeited, weighted-average exercise price	$ 32.47
Expired, weighted-average exercise price	$ 0.00
As of end of period, weighted-average exercise price	$ 29.93	$ 18.94
Options exercisable at end of year, weighted-average exercise price	$ 29.66
As of beginning of period, weighted-average remaining contractual term	4 years 4 months 7 days	3 years 7 months 7 days
As of end of period, weighted-average remaining contractual term	4 years 4 months 7 days	3 years 7 months 7 days
Options exercisable at end of year, weighted-average remaining contractual term	4 years 3 months 25 days
As of beginning of period, aggregate intrinsic value	$ 118
As of end of period, aggregate intrinsic value	12	118
Options exercisable at end of year, aggregate intrinsic value	$ 11